NOTE 5 - PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Depreciation		$ 1,179,814	$ 809,313	$ 822,842
Property and Equipment
Collateralized Financings	[1]	$ 8,433,470

[1]	See Note 16